Schedule of Rent Expense and Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease cost	$ 2,103	$ 2,103	$ 2,095
Short-term and variable lease cost	112	128	138
Total rent expense	2,215	2,231	2,233
Cash paid for amounts included in the measurement of lease liabilities	$ 2,379	$ 2,221	$ 2,098